Expense Example - John Hancock Income Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 481
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,395
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,645
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	676
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	956
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	603
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 541